Non-Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Non-Current Financial Assets
Schedule of non-current financial assets

	December 31,
	2020	2019	2018
Cost at opening balance	1,939	341	341
Bank guarantees granted	—	1,888	—
Reimbursement security deposit	—	(290)	—
Acquisition through business combinations	286	—	—
Net book value	2,225	1,939	341